Document And Entity Information	12 Months Ended
Dec. 31, 2010
Document And Entity Information
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2010
Trading Symbol	wfr
Entity Registrant Name	MEMC ELECTRONIC MATERIALS INC
Entity Central Index Key	0000945436